ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Directors’ fees	$ 34	$ 33
Manufacturing and trials expenses	1,486	168
Advisors and legal expenses	148	155
ACCURUED EXPENSES	$ 1,668	$ 356